Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Other provisions, contingent liabilities and contingent assets [Abstract]
Future Commitments Including Minimum Royalty Payments Due in the Next Five Years
In addition to lease liability commitments disclosed in Note 30(b), the Company has the following future capital commitments, purchase commitments and retention payments, which are due in the next five years and thereafter:

$
Next 12 months	4,073
Over 1 year to 2 years	2,066
Over 2 years to 3 years	2,066
Over 3 years to 4 years	1,894
10,099